Income/(loss) per share	3 Months Ended
Mar. 31, 2025
Income/(loss) per share
Income/(loss) per share

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

11.Income/(loss) per share

Basic income/(loss) per share is calculated by dividing the income/(loss) for the period attributable to owners of the Company by the weighted average number of ordinary shares outstanding during the period.

Diluted income/(loss) per share is calculated by dividing the income/(loss) for the period attributable to owners of the Company by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The reported basic and diluted income/(loss) per share were as follows:

	Three months ended
	March 31,	March 31,
	2025	2024
	$	$

Basic	0.10	(4.67)
Diluted	0.10	(4.67)

The following tables set out the data used in the basic and diluted income/(loss) per share calculations:

	Three months ended
	March 31,	March 31,
	2025	2024
	$'m	$'m

Income/(loss) for the period	30.7	(1,557.3)
Less: loss for the period attributable to non-controlling interests	2.4	3.9
Income/(loss) for the period attributable to owners of the Company	33.1	(1,553.4)

	Three months ended
	March 31,	March 31,
	2025	2024
	'000	'000

Weighted average number of ordinary shares outstanding	333,600	332,626
Weighted average number of potential ordinary shares	5,469	656

Potential ordinary shares relate to options granted under the Group’s share-based compensation schemes. Under IAS 33 Earnings per Share (“IAS 33”), potential ordinary shares are treated as dilutive when, and only when, their conversion into ordinary shares would decrease earnings per share or increase loss per share from continuing operations. For the three months ended March 31, 2024, the Group reported a loss and accordingly there were no potential ordinary shares which were dilutive.